Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	UBS INVESTMENT TRUST
Central Index Key	0000873803
Amendment Flag	false
Document Creation Date	Aug. 04, 2017
Document Effective Date	Aug. 06, 2017
Prospectus Date	Aug. 06, 2017
UBS U.S. Allocation Fund | Class A
Prospectus:
Trading Symbol	PWTAX
UBS U.S. Allocation Fund | Class C
Prospectus:
Trading Symbol	KPAAX
UBS U.S. Allocation Fund | Class P
Prospectus:
Trading Symbol	PWTYX